Expense Example	Dec. 10, 2025 USD ($)
Transamerica Bond Active ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Transamerica Large Value Active ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	$ 157